PURCHASE OF INTELLECTUAL PROPERTY (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 06, 2019	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related inventory consideration		$ 32,462
Preferred stock shares issued for acquisition				30,000
Proceeds from issuance of preferred stock			$ 198,575	$ 61,255
Series A Preferred Stock [Member]
Preferred stock shares issued for acquisition	12,000,000
Proceeds from issuance of preferred stock	$ 12,000